Deferred Financing Costs (Tables)	12 Months Ended
Dec. 31, 2015
Deferred Finance Costs [Abstract]
Schedule Of Deferred Financing Costs [Table Text Block]
		December 31, 2015
	Cost	Accumulated amortization	Net book value

Deferred financing costs	$23,454	$8,437	$15,017

		December 31, 2014
	Cost	Accumulated amortization	Net book value

Deferred financing costs	$21,745	$7,328	$14,417

Schedule Of Deferred Financing Costs Future Amortization Expense [Table Text Block]
2016	$3,040
2017	3,040
2018	3,040
2019	3,040
2020	1,582
Thereafter	1,275
$15,017